Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000055454 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000055454 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000055454 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000055454 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000055454 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000055454 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000055454 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000055454 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000055454 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000055454 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000055454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000055454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055454 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055455 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000055455 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000055455 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000055455 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000055455 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000055455 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000055455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000055455 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000055455 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000055455 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000055455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000055455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055455 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055455 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055456 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000055456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000055456 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000055456 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000055456 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000055456 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000055456 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000055456 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000055456 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000055456 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000055456 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055456 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055456 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055456 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055456 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055456 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055456 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055456 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000055456 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055456 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055456 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055456 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163518 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[4]
C000163518 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000163518 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000163518 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000163518 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000163518 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000163518 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000163518 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000163518 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000163518 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000163518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000163518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000163518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000163518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000163518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000163518 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163518 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163518 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.